Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures
Schedule of breakdown of debentures	Breakdown

			Consolidated
			Current		Non-Current
Description	Financial charges - % p,a, (*)	Mature	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Debentures	CDI + 2.65% a 2.75%	September 2029	84,072	79,677	379,823	466,073
			84,072	79,677	379,823	466,073

Schedule of payment schedule of installments for non-current liabilities

Year of maturity	December 31, 2024	December 31, 2023
2025	—	118,417
2026	62,494	118,405
2027	129,163	118,423
2028	129,173	118,422
2029	66,670	—
Total	387,500	473,667

Funding cost (long term)	(7,677)	(7,594)
	379,823	466,073